Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Inventories recognized as expense	$ 5.7	$ 3.6	$ 3.2